Income Before Provision for Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Income Before Provision (Benefit) for Taxes	$ 2,957,714	$ 3,461,789	$ 13,559,396
Domestic Tax Authority
Income Taxes [Line Items]
Income Before Provision (Benefit) for Taxes	2,577,184	3,023,588	13,275,132
Foreign Tax Authority
Income Taxes [Line Items]
Income Before Provision (Benefit) for Taxes	$ 380,530	$ 438,201	$ 284,264